EQUITY (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total Shares
Shares Outstanding [Roll Forward]
BALANCE (in shares)	214,554,061	202,513,145	191,985,880
Exercise of options and vesting of RSUs (in shares)		3,715,916	6,229,270
Issuance of F1 shares			4,297,995
Conversion upon IPO closing		203,976,196
IPO		8,325,000
Exercise of options - commencing IPO		2,252,865
BALANCE (in shares)	218,847,430	214,554,061	202,513,145
Total Shares | Class A Ordinary shares
Shares Outstanding [Roll Forward]
BALANCE (in shares)		32,070,835	40,190,595
Exercise of options and vesting of RSUs (in shares)
Issuance of F1 shares
Investment transaction			(8,119,760)
Exercise of options - prior to IPO
Conversion upon IPO closing		(32,070,835)
IPO
Exercise of options - commencing IPO
BALANCE (in shares)			32,070,835
Total Shares | Class B Ordinary shares
Shares Outstanding [Roll Forward]
BALANCE (in shares)		6,703,520	11,913,135
Exercise of options and vesting of RSUs (in shares)
Issuance of F1 shares
Investment transaction			(5,209,615)
Exercise of options - prior to IPO
Conversion upon IPO closing		(6,703,520)
Exercise of options - commencing IPO
BALANCE (in shares)			6,703,520
Total Shares | Class C Ordinary shares
Shares Outstanding [Roll Forward]
BALANCE (in shares)		3,390,490	4,818,795
Exercise of options and vesting of RSUs (in shares)
Issuance of F1 shares
Investment transaction			(1,428,305)
Exercise of options - prior to IPO
Conversion upon IPO closing		(3,390,490)
IPO
Exercise of options - commencing IPO
BALANCE (in shares)			3,390,490
Total Shares | Class D Ordinary shares
Shares Outstanding [Roll Forward]
BALANCE (in shares)		32,164,955	43,469,535
Exercise of options and vesting of RSUs (in shares)
Issuance of F1 shares
Investment transaction			(11,304,580)
Exercise of options - prior to IPO
Conversion upon IPO closing		(32,164,955)
BALANCE (in shares)			32,164,955
Total Shares | Class E Ordinary shares
Shares Outstanding [Roll Forward]
BALANCE (in shares)		11,749,700	14,047,435
Exercise of options and vesting of RSUs (in shares)
Issuance of F1 shares
Investment transaction			(2,297,735)
Exercise of options - prior to IPO
Conversion upon IPO closing		(11,749,700)
IPO
Exercise of options - commencing IPO
BALANCE (in shares)			11,749,700
Total Shares | Class F1 Ordinary shares
Shares Outstanding [Roll Forward]
BALANCE (in shares)		14,326,650
Exercise of options and vesting of RSUs (in shares)
Issuance of F1 shares			4,297,995
Investment transaction			10,028,655
Exercise of options - prior to IPO
Conversion upon IPO closing		(14,326,650)
IPO
Exercise of options - commencing IPO
BALANCE (in shares)			14,326,650
Total Shares | Class F2 Ordinary shares
Shares Outstanding [Roll Forward]
BALANCE (in shares)		41,547,280
Exercise of options and vesting of RSUs (in shares)
Issuance of F1 shares
Investment transaction			41,547,280
Conversion upon IPO closing		(41,547,280)
IPO
Exercise of options - commencing IPO
BALANCE (in shares)			41,547,280
Ordinary shares excluding shares with liquidation preference
Shares Outstanding [Roll Forward]
BALANCE (in shares)	214,554,061
Exercise of options and vesting of RSUs (in shares)	4,293,369
Conversion upon IPO closing		203,976,196
IPO		8,325,000
Exercise of options - commencing IPO		2,252,865
BALANCE (in shares)	218,847,430	214,554,061
Ordinary shares (with liquidation preferences)
Shares Outstanding [Roll Forward]
BALANCE (in shares)		60,559,715	77,546,385
Exercise of options and vesting of RSUs (in shares)			6,229,270
Issuance of F1 shares
Investment transaction			(23,215,940)
Exercise of options - prior to IPO		1,463,051
Conversion upon IPO closing		(62,022,766)
BALANCE (in shares)			60,559,715